INVESTMENT SECURITIES (Schedule of Amortized Cost and Fair Values of Investments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013		Jun. 30, 2012
AVAILABLE FOR SALE
Amortized Cost	$ 77,067		$ 57,636
Gross Unrealized Gains	231		116
Gross Unrealized Losses	(112)		(132)
Fair Value	77,186		57,620
HELD TO MATURITY
Amortized Cost	26,420		82,400
Gross Unrealized Gains	864		1,663
Gross Unrealized Losses	(328)		(4)
Total	26,956		84,059
U.S. Government Agency Securities [Member]
HELD TO MATURITY
Amortized Cost	9,995		57,588
Gross Unrealized Gains			131
Gross Unrealized Losses	(328)		(4)
Total	9,667		57,715
Corporate Debt Securities [Member]
AVAILABLE FOR SALE
Amortized Cost	73,349		55,965
Gross Unrealized Gains	223		116
Gross Unrealized Losses	(107)		(129)
Fair Value	73,465		55,952
HELD TO MATURITY
Amortized Cost	14,425		22,810
Gross Unrealized Gains	853		1,442
Gross Unrealized Losses
Total	15,278		24,252
Foreign Debt Securities [Member]
AVAILABLE FOR SALE
Amortized Cost	3,718	[1]	1,671	[1]
Gross Unrealized Gains	8	[1]		[1]
Gross Unrealized Losses	(5)	[1]	(3)	[1]
Fair Value	3,721	[1]	1,668	[1]
HELD TO MATURITY
Amortized Cost	2,000	[1]	2,002	[1]
Gross Unrealized Gains	11	[1]	90	[1]
Gross Unrealized Losses		[1]		[1]
Total	2,011	[1]	2,092	[1]
Obligations of States and Political Subdivisions [Member]
HELD TO MATURITY
Amortized Cost
Gross Unrealized Gains
Gross Unrealized Losses
Total

[1]	U.S. dollar-denominated investment-grade corporate bonds of large foreign corporate issuers.